Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of operating segments [line items]
Profit for the period	€ 57.6	€ 70.3	€ 147.4	€ 175.7
Taxation	12.8	16.7	33.3	40.9
Net financing costs	23.2	35.4	74.2	78.9
Depreciation & amortization	29.6	25.1	79.9	71.4
Exceptional items	€ 16.9	€ 14.3	€ 48.9	€ 50.2
Key management personnel of entity or parent
Disclosure of operating segments [line items]
Dilutive effect of restricted share awards on number of ordinary shares (in shares)	20,000	72,319	20,000	52,978
Material reconciling items
Disclosure of operating segments [line items]
Exceptional items	€ 16.9	€ 14.3	€ 48.9	€ 50.2
Other add-backs	2.6	4.5	8.4	10.9
Adjusted EBITDA	€ 142.7	€ 166.3	€ 392.1	€ 428.0